UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:	March 31, 2007
Check here if Amendment [X]
This Amendment (check only one):[ ] is a restatement.
[X] Adds new holdings entries.

Institutional Investment Manager Filing this Report:

McIntyre, Freedman, & Flynn Investment Advisers, Inc.
P.O. Box 1689, 4 Main Street
Orleans, MA 02653

13F File Number: 28-05682

The institutional investment manager filing this report and the person by whom it is signed, hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:	Thomas P. McIntyre
Title:	President
Phone:	(508) 255-1651

Signature, Place, and Date of Signing:

Thomas P. McIntyre, Orleans, MA May 14, 2007

Report Type (Check only one)

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 49

Form 13F Information Table Value Total:   $75715
List of Other Included Managers:

 No.  13F File Number     Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILENT TECHNOLOGIES COM       COM              00846U101     1426    42329 SH       SOLE                                      42329
AVIS BUDGET GROUP COM          COM              053774105      748    27363 SH       SOLE                     6280             21083
BEST BUY INC COM               COM              086516101     2772    56902 SH       SOLE                     2000             54902
CBS CORP COM                   COM              124857202     2288    74784 SH       SOLE                                      74784
CHEVRONTEXACO CORP COM         COM              166764100      248     3357 SH       SOLE                                       3357
CISCO SYS INC COM              COM              17275R102      278    10893 SH       SOLE                                      10893
CITIGROUP INC COM              COM              172967101     3867    75315 SH       SOLE                     6000             69315
CONTINUCARE CORP COM           COM              212172100      336   100000 SH       SOLE                   100000
COUNTRYWIDE FINANCIAL COM      COM              222372104     2763    82122 SH       SOLE                                      82122
CP POKPHAND LTD SPONSORED ADR  COM              125918201       15    19225 SH       SOLE                                      19225
DOW CHEM CO COM                COM              260543103     2377    51842 SH       SOLE                                      51842
DU PONT E I DE NEMOURS COM     COM              263534109      249     5037 SH       SOLE                                       5037
ERICSSON L M TEL CO ADR B SEK  COM              294821608     1415    38153 SH       SOLE                      440             37713
EXXON MOBIL CORP COM           COM              30231G102      313     4152 SH       SOLE                                       4152
FAIRPOINT COMMUNICATIO COM     COM              305560104      472    24550 SH       SOLE                     5000             19550
GENERAL ELEC CO COM            COM              369604103      317     8953 SH       SOLE                                       8953
GENESIS TECHNOLOGY GRP COM     COM              37184Q102        2    15000 SH       SOLE                    15000
GLAXOSMITHKLINE PLC SPONSORED  COM              37733W105     2863    51813 SH       SOLE                     1000             50813
HALLWOOD GROUP INC COM NEW     COM              406364406     2309    22095 SH       SOLE                    22000                95
HARRAHS ENTMT INC COM          COM              413619107      648     7670 SH       SOLE                     7670
INDYMAC MORTGAGE HOLDINGS, INC COM              456607100      425    13265 SH       SOLE                     6000              7265
JUNIPER NETWORKS INC COM       COM              48203R104     2118   107600 SH       SOLE                     5000            102600
KONINKLIJKE PHILIPS ELECTRONIC COM              500472303     2450    64295 SH       SOLE                                      64295
LSI LOGIC CORP COM             COM              502161102     2501   239575 SH       SOLE                    12000            227575
LYNCH CORP COM                 COM              50186A108      160    15500 SH       SOLE                    15500
MERRILL LYNCH & CO INC COM     COM              590188108     4066    49781 SH       SOLE                                      49781
MGM MIRAGE COM                 COM              552953101     1646    23675 SH       SOLE                                      23675
MICROSOFT CORP COM             COM              594918104      229     8204 SH       SOLE                                       8204
MORGAN J P & CO INC COM        COM              46625H100     3779    78107 SH       SOLE                      200             77907
MOTOROLA INC COM               COM              620076109     2883   163179 SH       SOLE                     7500            155679
NORTEL NETWORKS CORP COM       COM              656568508     1048    43582 SH       SOLE                     1000             42582
NOVARTIS A G SPONSORED ADR     COM              66987v109     3078    56334 SH       SOLE                                      56334
OPENWAVE SYS INC COM           COM              683718308     1201   147414 SH       SOLE                     5000            142414
PAID INC COM NEW               COM              69561N204       26    45600 SH       SOLE                                      45600
PIONEER DRILLING CO COM        COM              723655106     1504   118525 SH       SOLE                    12500            106025
QWEST COMMUNICATIONS           COM              749121109     4043   449701 SH       SOLE                    54000            395701
REGIONS FINANCIAL CORP COM     COM              7591EP100      706    19954 SH       SOLE                                      19954
SARA LEE CORP COM              COM              803111103      393    23206 SH       SOLE                                      23206
SPECTRA ENERGY CORP COM        COM              847560109     2394    91128 SH       SOLE                     4000             87128
TECO ENERGY INC COM            COM              872375100      376    21826 SH       SOLE                                      21826
TEPPCO PARTNERS L P UT LTD PAR COM              872384102      808    18187 SH       SOLE                                      18187
TEVA PHARMACEUTCL INDS ADR     COM              881624209     1725    46092 SH       SOLE                                      46092
TEXAS INSTRS INC COM           COM              882508104     2586    85908 SH       SOLE                    10000             75908
TIME WARNER INC COM            COM              887317105     2644   134091 SH       SOLE                     2400            131691
UNITED HEALTHCARE CORP COM     COM              91324P102     1210    22850 SH       SOLE                                      22850
VIACOM INC CL B                COM              92553P201     1104    26849 SH       SOLE                                      26849
VODAFONE GROUP PLC NEW SPONS A COM              92857W209     2145    79853 SH       SOLE                                      79853
WYNDHAM WORLDWIDE CORP COM     COM              98310W108     2753    80603 SH       SOLE                    13490             67113
GENERAL MTRS ACCEP CORP        CORP             370425RX0       10    10000 PRN      SOLE                                      10000